Long-Term Incentive Plan and Other Compensatory Awards (Details Textual) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member] Non Employees [Member]
Shares authorized, shares available for grant					10,500,000
Ending Balance, shares available for grant					2,101,245
Number Of Share Options Excercised					531,802
Balance Outstanding (Number of shares)	7,339,593	200,000	200,000	7,705,343	7,866,953
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Nov. 13, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 1.19	$ 0.59	$ 0.39
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					$ 1,022,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 24 days				10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					1,828,000	433,000
Share Based Compensation Arrangement By Share Based Payment Award Unamortized Compensation Granted								$ 15,000